Leases	12 Months Ended
Dec. 31, 2021
Disclosure Text Block [Abstract]
Leases

13. Leases

The Company enters into lease arrangements, primarily for real estate, all of which are classified as operating leases. There are no material residual value guarantees.

Pasadena, CA Lease.    On May 23, 2021, we executed a seven-year lease for office space in Pasadena, California (the “Pasadena Office Lease”). The Pasadena Office Lease includes a termination option under which the Company can terminate the lease for any reason and at no cost, with proper notice, at any time effective on or after May 31, 2026. A portion of the office space subject to the Pasadena Office Lease is being subleased to Idealab. Refer to Note 12 for further discussion of the Idealab sublease.

Long Beach Lease.    Effective July 27, 2021, we executed a five-year lease for manufacturing space in Long Beach, California (the “Long Beach Lease”). The Long Beach Lease includes an option for the Company to renew for an additional five years, which we anticipate utilizing. As security for the Company’s faithful performance of its obligations under the Long Beach Lease, a commercial bank issued an unconditional and irrevocable $1.5 million standby letter of credit payable to the lessor, which may be reduced after three years to $1.0 million if certain conditions are met. The standby letter of credit is valid until cancelled or matured. The terms of the letter of credit are automatically extended for a term of one year at a time unless 60 days prior to the then current expiration date, the commercial bank sends the Company a notice that the letter of credit will not be extended. The Company intends to renew the standby letter of credit through the initial lease term at which point this standby letter of credit will not be extended beyond November 30, 2026. No amounts have been drawn under the standby letter of credit.

The right-of-use assets and liabilities included in our Consolidated Balances Sheets are as follows:

	December 31,
$ in thousands	2021	2020
Operating lease right-of-use assets	$16,093	$612
Operating lease liabilities, current	2,240	209
Operating lease liabilities, non-current	14,183	403

The components of lease costs were as follows:

	Years ended December 31,
$ in thousands	2021	2020
Operating lease cost	$1,294	$230
Sublease income	(85)	—
Total lease cost	$1,209	$230

The following is a maturity analysis of the future undiscounted cash flows associated with our operating lease liabilities:

$ in thousands	Year Ended December 31,
2022	$2,390
2023	2,641
2024	2,546
2025	2,624
2026	2,630
Thereafter	9,810
Total future lease payments	$22,641
Less: Imputed interest	(6,218)
Present value of future lease payments	$16,423

The weighted-average remaining lease terms and discount rates for the Company’s operating leases were as follows:

	December 31,
	2021	2020
Weighted-average remaining lease term (years)	8.7	2.7
Weighted-average discount rate	6.9%	6.0%